Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Revenue

	Year Ended December 31, 2021
	Revenue from contracts with customers	Other revenue (a)	Total revenue
Total revenue:

Copper	$1,151,118	$53,401	$1,204,519
Gold	754,345	(5,763)	748,582

Silver	18,127	(186)	17,941

	$1,923,590	$47,452	$1,971,042

	Year Ended December 31, 2020
	Revenue from contracts with customers	Other revenue (a)	Total revenue
Total revenue:
Copper	$755,874	$41,423	$797,297
Gold	260,055	5,593	265,648

Silver	14,575	672	15,247

	$1,030,504	$47,688	$1,078,192
(a)	Other revenue relates to gains (losses) on the revaluation of trade receivables.